SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT (Details 4) (USD $)	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013
Guarantees and restrictions
Principal amount of long-term debt outstanding	$ 594,907,000
Term Loan Facility
Guarantees and restrictions
Principal amount of long-term debt outstanding	594,907,000	715,788,000
Smart & Final Stores LLC | Term Loan Facility
Guarantees and restrictions
Principal amount of long-term debt outstanding	594,900,000
Maximum dividends to payable to parent per credit facility restrictions	50,000,000
Consolidated subsidiaries
Guarantees and restrictions
Restricted net assets of consolidated subsidiaries	$ 493,200,000